CURRENT AND DEFERRED TAXES (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance Assets/(liabilities)	$ (585,676)	$ (531,179)	$ (434,970)
Recognized in consolidated income	5,707	(45,991)	(73,814)
Recognized in comprehensive income	1,298	(2,555)	(33,774)
Exchange rate variation	(20,123)	(5,951)	11,733
Others			(354)
Ending balance Asset (liability)	(598,794)	(585,676)	(531,179)
Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance Assets/(liabilities)	(1,190,421)	(1,376,025)	(1,130,991)
Recognized in consolidated income	188,052	185,282	(241,435)
Recognized in comprehensive income
Exchange rate variation	3,137	322	(3,599)
Others
Ending balance Asset (liability)	(999,232)	(1,190,421)	(1,376,025)
Leased Assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance Assets/(liabilities)	(378,343)	(239,758)	(251,302)
Recognized in consolidated income	(207,787)	(138,879)	14,833
Recognized in comprehensive income
Exchange rate variation	2,866	294	(3,289)
Others
Ending balance Asset (liability)	(583,264)	(378,343)	(239,758)
Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance Assets/(liabilities)	(54,820)	(77,480)	(71,164)
Recognized in consolidated income	(3,735)	22,486	(4,375)
Recognized in comprehensive income
Exchange rate variation	1,692	174	(1,941)
Others
Ending balance Asset (liability)	(56,863)	(54,820)	(77,480)
Provisions [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance Assets/(liabilities)	(10,461)	281,369	378,537
Recognized in consolidated income	92,804	(286,267)	(149,969)
Recognized in comprehensive income	1,567	(785)	921
Exchange rate variation	(46,582)	(4,778)	53,448
Others			(1,568)
Ending balance Asset (liability)	37,328	(10,461)	281,369
Revaluation of Financial Assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance Assets/(liabilities)	3,750	3,223	8,284
Recognized in consolidated income	(2,326)	2,417	28,294
Recognized in comprehensive income	(269)	(1,770)	(34,695)
Exchange rate variation	(1,168)	(120)	1,340
Others
Ending balance Asset (liability)	(13)	3,750	3,223
Tax Losses [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance Assets/(liabilities)	1,479,560	1,328,736	1,009,782
Recognized in consolidated income	(98,154)	152,081	304,892
Recognized in comprehensive income
Exchange rate variation	(12,256)	(1,257)	14,062
Others
Ending balance Asset (liability)	1,369,150	1,479,560	1,328,736
Intangibles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance Assets/(liabilities)	(406,536)	(430,705)	(364,314)
Recognized in consolidated income	20,000	24,436	4,131
Recognized in comprehensive income
Exchange rate variation	35,298	(267)	(70,522)
Others
Ending balance Asset (liability)	(351,238)	(406,536)	(430,705)
Others [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance Assets/(liabilities)	(28,405)	(20,539)	(13,802)
Recognized in consolidated income	16,853	(7,547)	(30,185)
Recognized in comprehensive income
Exchange rate variation	(3,110)	(319)	22,234
Others			1,214
Ending balance Asset (liability)	$ (14,662)	$ (28,405)	$ (20,539)